Equity Method Investment (Details 3)	12 Months Ended								12 Months Ended													0 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2012 USD ($)	Dec. 31, 2006 Animation Production Committee Gravity Entertainment Corporation KRW	Apr. 30, 2004 Animation Production Committee Gravity Entertainment Corporation JPY (¥)	Apr. 30, 2004 Animation Production Committee Gravity Entertainment Corporation KRW	Dec. 31, 2013 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2012 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2011 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2009 Online Game Revolution Fund No. 1 JPY (¥)	Dec. 31, 2009 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2008 Online Game Revolution Fund No. 1 JPY (¥)	Dec. 31, 2008 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2006 Online Game Revolution Fund No. 1 JPY (¥)	Dec. 31, 2006 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2005 Online Game Revolution Fund No. 1 JPY (¥)	Dec. 31, 2005 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2012 Online Game Revolution Fund No. 1 Softbank Corporation	Dec. 31, 2012 Online Game Revolution Fund No. 1 GungHo Online Entertainment Incorporated	May 31, 2012 Ingamba LLC USD ($)	May 31, 2012 Ingamba LLC KRW	Dec. 31, 2012 Ingamba LLC KRW	Dec. 31, 2011 Ingamba LLC KRW	Dec. 31, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC RUB	Dec. 31, 2013 Gravity EU SAS KRW	Dec. 31, 2012 Gravity EU SAS KRW	Dec. 31, 2011 Gravity EU SAS KRW	Dec. 31, 2010 Gravity EU SAS
Equity Method Investment
Investment in limited liability partnership commitment																		¥ 1,000,000,000	8,713,000,000
Equity method investments			647,000,000		647,000	0	123,000,000	1,358,000,000		647,000,000								100,000,000	869,000,000								502,000,000	13,000,000	0	0
Additional investment in equity method investment												18,000,000	229,000,000	642,000,000	6,054,000,000	150,000,000	1,245,000,000
Ownership of investee (as a percent)							30.00%	30.00%		16.39%										49.18%	8.20%						25.00%	25.00%			25.00%	100.00%
Equity income (loss) on investments	(18,000)	(18,000,000)	(333,000,000)	(242,000,000)					(18,000,000)	(51,000,000)	(38,000,000)													(25,000,000)	(134,000,000)	13,000,000				(257,000,000)	(70,000,000)
Proceeds from disposal of equity method investments	549,000	579,000,000	913,000,000						579,000,000
Accumulated other comprehensive income	1,588,000	1,674,000,000	3,001,000,000						1,234,000,000
Equity method investment, disposal amount																						800,000	851,000,000
Gain on disposal of equity investments			528,000,000																				528,000,000						(258,000,000)
Gain and loss on investments																															548,000,000